Fair Value Disclosures - Realized and Unrealized Gains and Losses Level 3 (Details) (Fair Value, Measurements, Recurring, Level 3, Contingent consideration, USD $)
In Thousands, unless otherwise specified
3 Months Ended
Dec. 31, 2013
Fair Value, Measurements, Recurring | Level 3 | Contingent consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 1,876
Net realized and unrealized gains and (losses)	9
Other comprehensive income (loss)	0
Purchases	305
Issuances	0
Sales	0
Settlements	10
Transfers in	0
Transfers out	0
Ending balance	$ 2,180 [1]

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.